OTHER COMPREHENSIVE INCOME (LOSS) - Summary of Amounts Reclassified from Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax	$ (62,997)	$ (86,497)	$ (77,944)
Net income	51,110	209,897	77,617
AOCI attributable to parent | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before taxes from continuing operations	(2,463)	(2,400)	(2,773)
Tax	517	504	582
Net income	(1,946)	(1,896)	(2,191)
Pension amortization | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before taxes from continuing operations	(1,489)	(464)	(460)
Cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before taxes from continuing operations	$ (974)	$ (1,936)	$ (2,313)